Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 11,633	$ 3,661
Restricted cash			11,420
Accounts receivable		217	6,195
Affiliate receivable	[1]	1,188	2,425
Prepaid expenses and other current assets	[1]	8,908	27,656
Total current assets		21,946	51,357
Property and equipment, net		4,911	3,432
Intangible assets, net	[2]	3,132,796	3,363,156
Right-of-use assets		342
Total assets		3,159,995	3,417,945
Current liabilities:
Accounts payable		6,244	8,422
Affiliate payable	[1]	19,822	19,822
Commission payable		821	545
Derivative liability		37	9,613
Warrant liability		268	5,311
Other current liabilities	[1]	19,314	72,002
Total current liabilities		46,506	115,715
Guaranty obligation	[1]	941,301	787,945
Claims financing obligation & notes payable	[1]	548,276	198,489
Lease liabilities		235
Loan from related parties	[1]	130,709	125,759
Interest payable	[1]	73,839	2,765
Total liabilities		1,740,866	1,230,673
Commitments and Contingencies
Class A common stock subject to possible redemption, 45,183 shares at redemption value as of December 31, 2022 (None as of December 31, 2023)			1,807
Stockholders' Equity (Deficit):
Additional paid-in capital		357,928	137,069
Accumulated deficit		(85,551)	(29,203)
Total Stockholders' Equity		272,390	107,879
Non-controlling interest		1,146,739	2,077,586
Total equity		1,419,129	2,185,465
Total liabilities and equity		3,159,995	3,417,945
Class A Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock		1
Class V Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock		$ 12	$ 13

[1]	As of December 31, 2023 and 2022, the total affiliate receivable, affiliate payable, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 15, Related Party Transactions, for further details.
[2]	As of December 31, 2023 and 2022, intangible assets, net included $2.2 billion and $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.